UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07102

                       The Advisors' Inner Circle Fund II
               (Exact name of Registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                     Date of fiscal year end: July 31, 2008

                     Date of reporting period: July 31, 2008

ITEm 1.  REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

      PERIMETER SMALL CAP GROWTH FUND

      ANNUAL REPORT                                          JULY 31, 2008

--------------------------------------------------------------------------------

                                [PERIMETER LOGO]
                                    PERIMETER
                               CAPITAL MANAGEMENT

                                                INVESTMENT ADVISER:

                                                PERIMETER CAPITAL MANAGEMENT LLC

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    5

Statement of Assets & Liabilities .........................................   13

Statement of Operations ...................................................   14

Statements of Changes in Net Assets .......................................   15

Financial Highlights ......................................................   17

Notes to Financial Statements .............................................   19

Report of Independent Registered Public Accounting Firm ...................   26

Trustees and Officers of The Advisors' Inner Circle Fund II ...............   28

Disclosure of Fund Expenses ...............................................   36

Notice to Shareholers .....................................................   38

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 1-888-968-4964; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

For the period ending July 31, 2008, the Perimeter Small Cap Growth Fund's (the "Fund") Investor Class returned -8.47% compared to the -3.76% return of the Russell 2000 Growth Index. The Institutional Class, which commenced operations on December 31, 2007, returned -9.63%. Since last summer the Federal Reserve has lowered the federal funds rate seven times in an effort to cushion the slowing economic growth. Despite these efforts, fear, risk aversion, and volatility have dominated the markets, which have been further fueled by the combination of the ever widening sub-prime crisis and escalating commodity prices.

Several themes emerged in the market over the last year, including: 1) the shift from value to growth, 2) peaking corporate earnings momentum, 3) narrowing market breadth and 4) higher market cap bias. Two themes in particular gained traction at the end of calendar 2007 and into 2008. These were the market's narrowing breadth where fewer stocks advanced while the majority of companies, regardless of fundamentals, began to decline. The second theme was a market cap bias where strong performance was confined to the largest of the small caps. As the market copes with the reality of a slowing economy, the widening impact of the housing collapse and the sub-prime crisis, investors have been flocking to the last bastions of growth and/or safety, whether real or apparent. In this environment it should come as no surprise that Energy, Healthcare, Consumer Staples and Utilities were the strongest performing sectors over the last year. Likewise, Consumer Discretionary and Technology were the worst performing sectors.

These two themes contributed to the Fund's weak performance relative to the benchmark. Perimeter Capital Management, LLC ("Perimeter") remained true to its small cap focus, which resulted in a lower market cap profile than that of the benchmark and detracted from performance given the market's preference for larger small caps. Likewise, very narrow markets, where performance is confined to a small subset of industries, represent a type of market where Perimeter's broad-based, diversified portfolio will under-perform. Other factors which weighed on performance included being underweight Energy and overweight Technology (the market's best and worst performing contributors to performance, respectively). During this period, Perimeter did have strong stock selection in Consumer Discretionary, Consumer Staples, Healthcare and Industrials.

While Perimeter's underweight in Energy was a headwind, we did own several energy companies that posted very strong performance over the last year. COMSTOCK RESOURCES and PETROQUEST ENERGY are two exploration and production companies that are benefit-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

ing from both strong year-over-year production growth and higher oil and gas prices. The housing collapse has clearly had a negative impact on the economy, but has actually benefited one of Perimeter's larger holdings, FTI CONSULTING ("FTI"). FTI provides professional services to enterprises with particular emphasis on litigation and investigations and demand has been robust as institutions and regulators sift through the wreckage of the sub-prime crisis. Another positive contributor has been ANSYS INC., a software company specializing in engineering simulation solutions. ANSYS software allows customers to virtually design and test products without having to incur the cost of building physical models (comes in handy in large scale projects like the Boeing 787 Dreamliner aircraft). A detractor from performance was our holding in BLUEPHOENIX SOLUTIONS, a technology company whose products help automate the migration of legacy mainframe systems to more modern platforms. While the company has a solid backlog of projects that have not been cancelled, they have been negatively impacted by the slowing economy as customers delay implementation times. This has resulted in a reduction in the expected sales and earnings growth for the company.

MANAGER OUTLOOK & PORTFOLIO POSITIONING

Over the last twelve months the economic situation has deteriorated quite significantly:

      o     Oil prices have almost doubled,

      o     Inflation has reached a 17-year high,

      o     Unemployment is on the rise,

      o The magnitude of the sub-prime crisis may exceed that of the S&L crisis of the 80s and 90s,

      o Financial liquidity is extremely tight, as evidenced by banks being less willing to lend money and credit spreads spiking, and

      o     Consumer and investor sentiment is very low.

Given the above, we have and continue to be cautious in the Consumer Discretionary and Financial sectors. Interestingly though, the recent reconstitution of the Russell 2000 Growth Index resulted in significant declines in the benchmark's weights in these sectors, causing the Fund to be underweight to overweight these areas now, despite our weights being flat to down in the last year.

We continue to like the Healthcare sector prospects and are opportunistically increasing our exposure to curb our underweight position. The Technology sector has continued to be out of favor despite having the best long-term growth profile across market sectors. The slowing economy has begun to affect order rates and delays in certain pockets of the

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

Technology sector and we would expect our overweight to lessen as we move away from companies that will be negatively impacted by this phenomenon. Our underweight in Energy is largely the result of selling our larger cap winners as we remain true to our small cap discipline, but this underweight has moderated recently as we have been adding to our exposure on the recent pullback in the stocks and associated commodities.

We have been pleasantly surprised by the ability of companies to meet or exceed Wall Street expectations but remain cautious based on company guidance and the uncertain tone of company management. Given the selloff in the market, we will continue to aggressively pursue companies that have been unreasonably discounted and look to add to our core holdings during these volatile times. Consistent with our investment philosophy, Perimeter Capital remains a true small cap manager and is dedicated to finding high quality companies with strong and sustainable growth trends.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE S&P SMALLCAP 600 INDEX CONSISTS OF 600 SMALL-CAP STOCKS. A SMALL-CAP COMPANY IS GENERALLY DEFINED AS A STOCK WITH A MARKET CAPITALIZATION BETWEEN $300 MILLION AND $2 BILLION.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

                 [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Growth of a $10,000 Investment

                                                                      09/29/06     07/31/07     07/31/08
                                                                      --------     --------     --------
Perimeter Small Cap Growth Fund - Investor Class Shares               $10,000      $11,490      $10,517
Perimeter Small Cap Growth Fund - Institutional Class Shares          $10,000      $11,490      $10,537
Russell 2000 Growth Index                                             $10,000      $11,274      $10,850
S&P SmallCap600/Citigroup Growth Index                                $10,000      $11,399      $10,799


                     AVERAGE ANNUAL TOTAL RETURN FOR PERIODS
                               ENDED JULY 31, 200

               One Year Return       Annualized Inception to Date*
--------------------------------------------------------------------------------
Investor           -8.47%                     2.78%
Institutional      -8.29%                     2.89%

 * INSTITUTIONAL CLASS SHARES WERE OFFERED BEGINNING DECEMBER 31, 2007. THE PERFORMANCE SHOWN FOR INSTITUTIONAL CLASS SHARES PRIOR TO DECEMBER 31, 2007 IS BASED ON THE PERFORMANCE AND EXPENSES OF THE INVESTOR CLASS SHARES, AND HAS NOT BEEN ADJUSTED FOR THE SHAREHOLDER SERVICING FEE CHARGED SPECIFICALLY TO THE INVESTOR CLASS SHARES.

**    INVESTOR CLASS SHARES WERE OFFERED BEGINNING SEPTEMBER 29, 2006.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
                           FUTURE RESULTS OF THE FUND.
THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                  CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

                                   [BAR CHART]

Information Technology                                                     24.0%
Industrials                                                                21.5%
Health Care                                                                15.5%
Consumer Discretionary                                                     12.4%
Energy                                                                      7.9%
Financials                                                                  4.9%
Consumer Staples                                                            4.4%
Materials                                                                   3.8%
Cash Equivalent                                                             2.5%
Exchange Traded Fund                                                        1.6%
Telecommunication Services                                                  0.7%
Banks                                                                       0.5%
Utiliies                                                                    0.3%

+     PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.9%**
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
BANKS -- 0.5%
   Bank of the Ozarks ...........................         36,650   $    751,325
                                                                   ------------
CONSUMER DISCRETIONARY -- 12.4%
   Aaron Rents ..................................         35,940        987,272
   Aeropostale* .................................         36,817      1,187,348
   America's Car-Mart* ..........................         25,603        510,012
   Amerigon* ....................................         57,169        378,459
   ATC Technology* ..............................         28,205        708,510
   Bob Evans Farms ..............................          7,610        217,950
   Buffalo Wild Wings* ..........................         26,660        877,914
   Capella Education* ...........................         10,306        537,973
   Charlotte Russe Holding* .....................         41,113        532,825
   Childrens Place Retail Stores* ...............         23,280        885,804
   DeVry ........................................         12,650        718,647
   Fossil* ......................................         30,938        828,520
   Gymboree* ....................................         15,940        596,156
   Jack in the Box* .............................         15,070        325,211
   Jakks Pacific* ...............................         35,390        777,872
   Jarden* ......................................         49,430      1,187,803
   Maidenform Brands* ...........................         50,730        776,676

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
CONSUMER DISCRETIONARY -- CONTINUED
   New York* ....................................         28,430   $    275,202
   Penske Auto Group ............................         45,760        608,608
   PetMed Express* ..............................         45,710        662,795
   PF Chang's China Bistro* .....................         23,920        621,920
   Phillips-Van Heusen ..........................         26,973        954,844
   Red Robin Gourmet Burgers* ...................         19,465        483,316
   Skechers U.S.A., Cl A* .......................         36,120        682,668
   Texas Roadhouse, Cl A* .......................         76,680        711,590
   Warnaco Group* ...............................         16,260        682,107
   Wolverine World Wide .........................         29,180        779,981
                                                                   ------------
                                                                     18,497,983
                                                                   ------------
CONSUMER STAPLES -- 4.4%
   Andersons ....................................         19,784        899,183
   Central European Distribution* ...............         12,744        929,802
   Chattem* .....................................         13,200        851,004
   Chiquita Brands International* ...............         27,486        421,910
   Darling International* .......................         49,956        808,288
   Flowers Foods ................................         27,515        827,376
   Prestige Brands Holdings* ....................         35,572        352,874
   Sanderson Farms ..............................         20,050        796,787
   Spartan Stores ...............................         26,588        632,529
                                                                   ------------
                                                                      6,519,753
                                                                   ------------
ENERGY -- 7.9%
   Alon USA Energy ..............................         34,450        295,581
   Arena Resources* .............................         16,370        669,697
   Berry Petroleum, Cl A ........................         10,360        445,894
   Bill Barrett* ................................         21,777        895,906
   Cano Petroleum* ..............................         99,100        391,445
   CARBO Ceramics ...............................         10,000        547,200
   Comstock Resources* ..........................         12,840        783,368
   Core Laboratories ............................          6,170        799,694
   EXCO Resources* ..............................          8,650        225,332
   Gulf Island Fabrication ......................         13,930        617,795
   Hercules Offshore* ...........................         27,677        691,095
   Hornbeck Offshore Services* ..................         18,319        816,661
   Mariner Energy* ..............................         16,450        435,267

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
ENERGY -- CONTINUED
   Natural Gas Services Group* ..................         28,872   $    740,855
   North American Energy Partners* ..............         25,920        468,893
   Parker Drilling* .............................         51,140        412,700
   Petroquest Energy* ...........................         40,213        839,245
   Stone Energy* ................................         11,000        561,220
   T-3 Energy Services, Cl 3* ...................         10,996        753,996
   Western Refining .............................         51,258        408,014
                                                                   ------------
                                                                     11,799,858
                                                                   ------------
FINANCIALS -- 4.9%
   BioMed Realty Trust ..........................         17,770        458,466
   Entertainment Properties Trust ...............         10,610        569,120
   Ezcorp, Cl A* ................................         64,441      1,158,649
   FBL Financial Group, Cl A ....................         17,365        362,060
   Frontier Financial ...........................         28,174        325,410
   Green Bankshares .............................         40,986        564,787
   Investment Technology Group* .................         20,540        610,860
   IPC Holdings .................................         24,630        790,623
   MainSource Financial Group ...................         19,550        348,967
   Pacific Capital Bancorp ......................         32,510        424,906
   Pinnacle Financial Partners* .................         24,244        611,191
   Texas Capital Bancshares* ....................         39,320        635,018
   United Community Banks .......................         45,930        489,155
                                                                   ------------
                                                                      7,349,212
                                                                   ------------
HEALTH CARE -- 15.5%
   Adolor* ......................................        130,300        522,503
   Albany Molecular Research* ...................         61,608        942,602
   Alnylam Pharmaceuticals* .....................         28,730        999,229
   Amedisys* ....................................         11,700        750,204
   Bruker BioSciences* ..........................         66,202        914,912
   Celera* ......................................         71,640        977,886
   Cross Country Healthcare* ....................          9,190        146,580
   CryoLife* ....................................         79,259      1,077,130
   Cubist Pharmaceuticals* ......................         48,180      1,091,759
   Emergent Biosolutions* .......................          7,469        100,607
   eResearchTechnology* .........................         70,014      1,019,404
   Icon ADR* ....................................         12,090        971,311

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
HEALTH CARE -- CONTINUED
   Immucor* .....................................         32,050   $    965,667
   inVentiv Health* .............................         38,138        921,414
   IRIS International* ..........................         43,068        726,988
   LHC Group* ...................................         36,043      1,009,925
   Martek Biosciences* ..........................         14,370        540,456
   Medicines* ...................................         49,860      1,107,391
   Myriad Genetics* .............................          8,650        575,225
   Natus Medical* ...............................         15,760        365,790
   Oculus Innovative Sciences* ..................         55,538        159,949
   Parexel International* .......................         38,080      1,113,078
   Psychiatric Solutions* .......................         24,852        870,317
   RehabCare Group* .............................         48,717        806,754
   STERIS .......................................         18,570        634,537
   SurModics* ...................................         21,323        897,485
   Synovis Life Technologies* ...................         51,213      1,057,036
   US Physical Therapy* .........................         18,102        295,606
   Vivus* .......................................        104,073        877,335
   Vnus Medical Technologies* ...................         27,190        553,588
   Zoll Medical* ................................            592         18,648
                                                                   ------------
                                                                     23,011,316
                                                                   ------------
INDUSTRIALS -- 21.5%
   AAON .........................................         20,190        383,812
   Acuity Brands ................................         18,790        767,759
   Aerovironment* ...............................         20,829        679,650
   Ameron International .........................          7,660        990,361
   Arkansas Best ................................         15,280        567,499
   Capstone Turbine* ............................        322,271        986,149
   CBIZ* ........................................        122,476      1,003,078
   Celadon Group* ...............................         70,369        930,982
   Ceradyne* ....................................         17,027        789,201
   Chart Industries* ............................         15,035        795,652
   Consolidated Graphics* .......................         14,270        478,045
   CRA International* ...........................         22,770        856,835
   Curtiss-Wright ...............................         19,893      1,047,168
   Ducommun .....................................         31,627        866,896
   EMCOR Group* .................................         23,030        693,664
   Encore Wire ..................................         32,712        596,340

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------   ------------
INDUSTRIALS -- CONTINUED
   EnerSys* .....................................         32,520   $  1,049,746
   Esterline Technologies* ......................         21,255      1,036,819
   Excel Maritime Carriers, Cl A ................         21,481        796,086
   Exponent* ....................................         18,112        553,140
   Flow International* ..........................         65,400        435,564
   FTI Consulting* ..............................         19,015      1,353,107
   Furmanite* ...................................         53,739        492,249
   Genco Shipping & Trading .....................          2,637        179,791
   General Cable* ...............................         11,860        683,492
   GeoEye* ......................................         34,701        751,277
   GrafTech International* ......................         38,650        906,343
   Heartland Express ............................         49,110        836,834
   HUB Group, Cl A* .............................         25,509        991,280
   Huron Consulting Group* ......................         11,280        588,365
   II-VI* .......................................         18,356        705,972
   Integrated Electrical Services* ..............         29,334        574,066
   K-Tron International* ........................          1,080        149,893
   Moog, Cl A* ..................................         22,937      1,019,550
   Navigant Consulting* .........................         47,688        881,274
   Old Dominion Freight Line* ...................         27,770      1,019,159
   Stanley* .....................................         22,356        698,178
   TBS International, Cl A* .....................         18,225        665,942
   Team* ........................................          9,875        360,536
   Teledyne Technologies* .......................          7,705        484,645
   Titan International ..........................          1,342         62,014
   TransDigm Group* .............................         20,990        772,642
   VSE ..........................................         10,137        397,573
   Woodward Governor ............................         26,055      1,172,475
                                                                   ------------
                                                                     32,051,103
                                                                   ------------
INFORMATION TECHNOLOGY -- 24.0%
   ADC Telecommunications* ......................         67,680        640,253
   Adtran .......................................         36,205        809,544
   Advanced Analogic Technologies* ..............         37,515        154,937
   Aladdin Knowledge Systems* ...................         12,681        114,509
   Anadigics* ...................................        133,940        799,622
   Ansys* .......................................         23,159      1,062,535
   Art Technology Group* ........................         74,050        271,763

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
INFORMATION TECHNOLOGY -- CONTINUED
   Aspen Technology* ............................         63,145   $    839,828
   Benchmark Electronics* .......................         38,400        562,176
   BluePhoenix Solutions* .......................         53,570        251,779
   Bottomline Technologies* .....................         34,892        417,657
   CACI International, Cl A* ....................         18,890        849,294
   Cogent* ......................................         70,733        717,233
   Cognex .......................................         21,370        402,824
   Compellent Technologies* .....................         34,840        395,086
   Comtech Telecommunications* ..................         21,015      1,032,467
   Cybersource* .................................         67,150      1,191,912
   EMS Technologies* ............................         23,589        488,528
   EPIQ Systems* ................................         41,595        485,830
   Equinix* .....................................          4,700        382,392
   Euronet Worldwide* ...........................         31,380        502,080
   FalconStor Software* .........................         63,124        436,187
   Flir Systems* ................................          4,913        200,156
   Foundry Networks* ............................         56,400        983,616
   GigaMedia* ...................................         57,465        721,760
   Globecomm Systems* ...........................         76,150        699,818
   Hackett Group* ...............................         22,499        143,544
   Harmonic* ....................................         92,360        719,484
   Kenexa* ......................................         36,470        681,624
   Manhattan Associates* ........................         23,560        578,162
   Mantech International, Cl A* .................         16,530        923,035
   Methode Electronics ..........................         54,640        611,422
   Microsemi* ...................................         32,123        833,913
   MicroStrategy, Cl A* .........................          5,360        323,958
   Netscout Systems* ............................         70,764        963,806
   Nice Systems ADR* ............................         20,489        605,655
   NVE* .........................................         16,761        479,365
   O2Micro International ADR* ...................        108,650        557,374
   Omniture* ....................................         45,490        789,251
   Oplink Communications* .......................         41,054        446,257
   Pericom Semiconductor* .......................         33,512        477,881
   Phoenix Technologies* ........................         39,727        479,505
   PMC -- Sierra* ...............................         62,530        452,717
   Quest Software* ..............................         52,406        791,855
   Radiant Systems* .............................         74,272        847,444

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
INFORMATION TECHNOLOGY -- CONTINUED
   Seachange International* .....................         54,460   $    404,093
   Secure Computing* ............................         60,977        239,640
   Semtech* .....................................         60,040        874,783
   Shanda Interactive Entertainment ADR* ........         36,532        943,622
   Silicon Motion Technology* ...................         77,880        576,312
   Soapstone Networks* ..........................        111,960        474,710
   Solera Holdings* .............................         22,330        647,347
   Starent Networks* ............................         50,844        666,056
   Sybase* ......................................          6,462        217,188
   Techwell* ....................................         38,476        421,697
   Tekelec* .....................................         52,000        810,680
   Ultimate Software Group* .....................          6,090        159,741
   Websense* ....................................         39,910        832,922
   Website Pros* ................................         86,007        571,947
   Xyratex* .....................................         30,090        445,934
   Zoran* .......................................         40,848        337,813
                                                                   ------------
                                                                     35,744,523
                                                                   ------------
MATERIALS -- 3.8%
   Aptargroup ...................................         11,469        443,850
   Hecla Mining* ................................         49,880        457,898
   ICO* .........................................         40,659        197,603
   Kaiser Aluminum ..............................         17,200        907,300
   Landec* ......................................         58,360        518,237
   Schnitzer Steel Industries, Cl A .............          4,680        422,323
   Schulman A ...................................         24,360        565,883
   Sensient Technologies ........................         23,349        726,621
   Universal Stainless & Alloy* .................         14,580        556,373
   Worthington Industries .......................         45,991        815,880
                                                                   ------------
                                                                      5,611,968
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.7%
   Syniverse Holdings* ..........................         61,600        997,920
                                                                   ------------
UTILITIES -- 0.3%
   Avista .......................................         19,750        446,745
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $141,899,139) .......................                   142,781,706
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 1.6%
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
   iShares Russell 2000 Growth Index Fund
      (Cost $2,383,061) .........................         31,677   $  2,450,216
                                                                   ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.5%
--------------------------------------------------------------------------------

   Union Bank of California
      Money Market Fund, 1.210% (A)
         (Cost $3,706,297) ......................      3,706,297      3,706,297
                                                                   ------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $147,988,497) .......................                  $148,938,219
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $148,969,896.

*     NON-INCOME PRODUCING SECURITY.

** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

(A)   THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF JULY 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at Value (Cost $147,988,497) ....................   $148,938,219
   Receivable for Investment Securities Sold ...................      3,264,155
   Receivable for Capital Shares Sold ..........................        347,388
   Dividends Receivable ........................................         47,379
   Prepaid Expenses ............................................          5,406
   Receivable for Dividend Tax Reclaim .........................            679
                                                                   ------------
      TOTAL ASSETS .............................................    152,603,226
                                                                   ------------
LIABILITIES:
   Payable for Investment Securities Purchased .................      3,397,060
   Payable for Capital Shares Redeemed .........................         62,212
   Payable due to Investment Adviser ...........................         61,368
   Payable due to Administrator ................................          9,741
   Chief Compliance Officer Fees Payable .......................          2,719
   Payable due to Trustees .....................................          1,367
   Other Accrued expenses ......................................         98,863
                                                                   ------------
      TOTAL LIABILITIES ........................................      3,633,330
                                                                   ------------
NET ASSETS .....................................................   $148,969,896
                                                                   ============
NET ASSETS CONSIST OF:
   Paid-in Capital .............................................   $157,236,030
   Accumulated Net Realized Loss on Investments ................     (9,215,856)
   Net Unrealized Appreciation on Investments ..................        949,722
                                                                   ------------
NET ASSETS .....................................................   $148,969,896
                                                                   ============
Net Asset Value, Offering and Redemption Price Per Share --
   (unlimited authorization -- no par value)
   Investor Class ($122,353,483 / 11,769,815) ..................   $      10.40
                                                                   ============
Net Asset Value, Offering and Redemption Price Per Share --
   (unlimited authorization -- no par value)
   Institutional Class ($26,616,413 / 2,555,179) ...............   $      10.42
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            PERIMETER SMALL
                                                              CAP GROWTH FUND
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld of $1,018) ......   $    428,669
                                                                   ------------
   TOTAL INVESTMENT INCOME .....................................        428,669
                                                                   ------------

EXPENSES
Investment Advisory Fees .......................................        875,797
Administration Fees ............................................        105,692
Chief Compliance Officer Fees ..................................         10,005
Trustees' Fees .................................................          5,751
Transfer Agent Fees ............................................        233,022
Shareholder Servicing Fees(1) ..................................         59,424
Legal Fees .....................................................         53,715
Printing Fees ..................................................         30,854
Registration Fees ..............................................         27,507
Audit Fees .....................................................         24,199
Offering Costs (See Note 2) ....................................         10.318
Custodian Fees .................................................          7,437
Insurance and Other Expenses ...................................          8,647
                                                                   ------------
   TOTAL EXPENSES ..............................................      1,452,368
                                                                   ------------
Less: Waiver of Investment Advisory Fees .......................       (291,127)
      Fees Paid Indirectly (See Note 4) ........................        (38,509)
                                                                   ------------
   NET EXPENSES ................................................      1,122,732
                                                                   ------------
NET INVESTMENT LOSS ............................................       (694,063)
                                                                   ------------
NET REALIZED LOSS ON INVESTMENTS ...............................     (9,128,657)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ..............................................        524,885
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................     (8,603,772)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ (9,297,835)
                                                                   ============

(1)   ATTRIBUTABLE TO INVESTOR CLASS SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      YEAR            PERIOD
                                                      ENDED            ENDED
                                                     JULY 31,        JULY 31,
                                                      2008             2007*
                                                  ------------     ------------
OPERATIONS:
   Net Investment Loss ........................   $   (694,063)    $   (220,805)
   Net Realized Gain (Loss) on Investments ....     (9,128,657)       1,036,779
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...........        524,885          424,837
                                                  ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ...............     (9,297,835)       1,240,811
                                                  ------------     ------------
DISTRIBUTIONS:
   Net Realized Gain - Investor Class Shares ..       (903,177)              --
                                                  ------------     ------------
CAPITAL SHARE TRANSACTIONS:
INVESTOR SHARES
   Issued .....................................    106,598,230       54,788,386(1)
   Reinvestment of Distributions ..............        891,668               --
   Redeemed ...................................    (27,737,871)      (2,929,606)
                                                  ------------     ------------
   NET INCREASE IN NET ASSETS FROM
      INVESTOR CLASS SHARE TRANSACTIONS .......     79,752,027       51,858,780
                                                  ------------     ------------
INSTITUTIONAL SHARES**
   Issued .....................................     26,587,087(1)            --
   Redeemed ...................................       (265,790)              --
                                                  ------------     ------------
   NET INCREASE IN NET ASSETS FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS ..     26,321,297               --
                                                  ------------     ------------
Redemption Fees ...............................         (2,007)              --
                                                  ------------     ------------
      NET INCREASE IN NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS ...................    106,071,317       51,858,780
                                                  ------------     ------------
      TOTAL INCREASE IN NET ASSETS ............     95,870,305       53,099,591
                                                  ------------     ------------

NET ASSETS:
Beginning of Period ...........................     53,099,591               --
                                                  ------------     ------------
End of Period .................................   $148,969,896     $ 53,099,591
                                                  ============     ============
Accumulated Net Investment Loss ...............   $         --     $         --
                                                  ============     ============

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).

  *   COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.

 **   COMMENCED OPERATIONS ON DECEMBER 31, 2007.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------

                                                      YEAR            PERIOD
                                                      ENDED            ENDED
                                                     JULY 31,        JULY 31,
                                                      2008             2007*
                                                  ------------     ------------
SHARE TRANSACTIONS:
INVESTOR SHARES
   Issued .....................................      9,712,354        4,868,357(1)
   Reinvestment of Distributions ..............         76,934               --
   Redeemed ...................................     (2,639,144)        (248,686)
                                                  ------------     ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      INVESTOR CLASS SHARE TRANSACTIONS .......      7,150,144        4,619,671
                                                  ------------     ------------
INSTITUTIONAL SHARES**
   Issued .....................................      2,580,535(1)            --
   Redeemed ...................................        (25,356)              --
                                                  ------------     ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS ..      2,555,179               --
                                                  ------------     ------------
      TOTAL INCREASE IN SHARES OUTSTANDING
         FROM SHARE TRANSACTIONS ..............      9,705,323        4,619,671
                                                  ============     ============

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).

  *   COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.

 **   COMMENCED OPERATIONS ON DECEMBER 31, 2007.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     INVESTOR CLASS SHARES
                                                   -------------------------
                                                      YEAR          PERIOD
                                                      ENDED          ENDED
                                                    JULY 31,       JULY 31,
                                                      2008           2007*
                                                   ----------     ----------
Net Asset Value, Beginning of Period ...........   $    11.49     $    10.00
                                                   ----------     ----------
Income from Operations:
   Net Investment Loss(1) ......................        (0.08)         (0.08)(2)
   Net Realized and Unrealized (Loss)
      on Investments ...........................        (0.88)          1.57(2)
                                                   ----------     ----------
Total from Operations ..........................        (0.96)          1.49
                                                   ----------     ----------
Dividends and Distributions from:
   Net Realized Gains ..........................        (0.13)            --
                                                   ----------     ----------
Total Dividends and Distributions ..............        (0.13)          1.49
                                                   ----------     ----------
Redemption Fees ................................           --             --
                                                   ----------     ----------
Net Asset Value, End of Period .................   $    10.40     $    11.49
                                                   ==========     ==========
TOTAL RETURN+ ..................................        (8.47)%        14.90%
                                                   ==========     ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..........   $  122,353     $   53,100
Ratio of Expenses to Average Net Assets
   (including waivers, excluding fees
   paid indirectly) ............................         1.20%          1.38%**
Ratio of Expenses to Average Net Assets
   (including waivers and fees paid
   indirectly) .................................         1.16%          1.29%**
Ratio of Expenses to Average Net Assets
   (excluding waivers and fees paid
   indirectly) .................................         1.51%          2.11%**
Ratio of Net Investment Loss to
   Average Net Assets ..........................        (0.74)%        (0.79)%**
Portfolio Turnover Rate++ ......................          147%            88%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  *   COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.

 **   ANNUALIZED.

(1)   PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(2) THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE NET INCOME, GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTION OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.

AMOUNTS DESIGNATED AS (--) ARE ZERO OR ROUNDED TO ZERO.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               INSTITUTIONAL
                                                                CLASS SHARES
                                                               -------------
                                                                   PERIOD
                                                                   ENDED
                                                                  JULY 31,
                                                                   2008*
                                                               -------------
Net Asset Value, Beginning of Period .......................   $       11.53
                                                               -------------
Income from Operations:
   Net Investment Loss(1) ..................................           (0.04)
   Net Realized and Unrealized (Loss) on Investments .......           (1.07)
                                                               -------------
Total from Operations ......................................           (1.11)
                                                               -------------
Redemption Fees ............................................              --
                                                               -------------
Net Asset Value, End of Period .............................   $       10.42
                                                               =============

TOTAL RETURN+ ..............................................           (9.63)%
                                                               =============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......................   $      26,616
Ratio of Expenses to Average Net Assets
   (including waivers, excluding fees paid indirectly) .....            1.03%**
Ratio of Expenses to Average Net Assets
   (including waivers and fees paid indirectly) ............            1.00%**
Ratio of Expenses to Average Net Assets
   (excluding waivers and fees paid indirectly) ............            1.37%**
Ratio of Net Investment Loss to Average Net Assets .........           (0.58)%**
Portfolio Turnover Rate++ ..................................             147%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++   PORTFOLIO TURNOVER RATE IS FOR THE FUND FOR THE YEAR ENDED JULY 31, 2008.

  *   COMMENCED OPERATIONS ON DECEMBER 31, 2007.

 **   ANNUALIZED.

(1)   PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS (--) ARE ZERO OR ROUNDED TO ZERO.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-nine funds. The financial statements herein are those of the Perimeter Small Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

At July 31, 2008, the Fund was registered to offer Investor Shares and Institutional Shares. Institutional Class Shares commenced operations as of December 31, 2007.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") desig-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

      nated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair
      Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2008, there were no fair valued securities.

      FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

      On January 31, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

      The adoption of FIN 48 did not result in the recording of any tax expense in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

      OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months beginning with inception. As of July 31, 2008, all offering costs have been fully amortized.

      REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. For the year ended July 31, 2008, there were redemption fees of $2,007 retained by the Fund.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.    ADMINISTRATION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN
      AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

      0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $80,000 for the Fund's first year of operations and $100,000 per year thereafter. There is also a minimum annual administration fee of $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

expenses. During the year ended July 31, 2008, the Fund earned credits of $38,509, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Investor Class shares of the Fund.

Union Bank of California, N.A. Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

Perimeter Capital Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. Effective January 1, 2008, the Adviser has voluntarily agreed to limit the total expenses of the Institutional Shares and Investor Shares of the Fund (excluding shareholder servicing, interest, taxes, brokerage commissions and extraordinary expenses) to 1.00% of the Fund's average daily net assets. Shareholder servicing fees of up to 0.25% of the Investor Shares' average daily net assets are charged to the Investor shares. Prior to January 1, 2008, the Adviser had voluntarily agreed to limit the total expenses of the Investor Shares to 1.29% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the respective share class expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. At July 31, 2008, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Fund was $495,818.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the year ended July 31, 2008 were $234,209,157 and $136,847,376, respectively. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

7.    FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences relating to net operating losses have been reclassified to/from the following accounts during the fiscal year ended July 31, 2008:

      INCREASE (DECREASE)     INCREASE (DECREASE)
        ACCUMULATED NET         ACCUMULATED NET      INCREASE (DECREASE)
        INVESTMENT LOSS          REALIZED LOSS         PAID IN CAPITAL
      -------------------     -------------------    -------------------
           $694,063                   $4                 $(694,067)

The tax character of dividends and distributions declared during the year ended July 31, 2008 was as follows.

        ORDINARY INCOME      LONG-TERM CAPITAL GAIN            TOTAL
        ---------------      ----------------------            -----
            $903,177                  $ --                   $903,177

As of July 31, 2008, the components of Accumulated Losses were as follows:

Capital Loss Carryforwords .....................................   $   (726,209)
Post-October Losses ............................................     (6,936,294)
Unrealized Depreciation ........................................       (603,631)
                                                                   ------------
Total Accumulated Losses .......................................   $ (8,266,134)
                                                                   ============

Post-October losses represent losses realized on investment transactions from November 1, 2007 through July 31, 2008, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

                       Year Expiring               Amount
                       -------------              --------
                         July 2016                $726,209
                       -------------              --------
                    Total                         $726,209
                                                  ========

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2008 were as follows:

                     AGGREGATE GROSS      AGGREGATE GROSS
       FEDERAL          UNREALIZED           UNREALIZED       NET UNREALIZED
      TAX COST         APPRECIATION         DEPRECIATION       DEPRECIATION
    ------------     ---------------      ---------------     --------------
    $149,541,850       $13,565,657         $(14,169,288)        $(603,631)

8.    IN-KIND TRANSFERS:

During the period ended July 31, 2007 and the year ended July 31, 2008, the Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their then current value on the date of the transaction.

           TRANSACTION DATE         SHARES ISSUED           VALUE
           ----------------         -------------        -----------
              09/29/06*                 25,799           $   257,990
              12/17/07                 413,007             4,592,639
              03/31/08                 416,886             4,206,375

* THESE SECURITIES WERE TRANSFERRED IN-KIND ON THE DATE THE FUND COMMENCED OPERATIONS.

9.    OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.   NEW ACCOUNTING PRONOUNCEMENT:

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

expanded disclosures about fair value measurements. As of July 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Perimeter Small Cap Growth Fund of The Advisors' Inner Circle Fund II:

We have audited the accompanying statement of assets and liabilities of the Perimeter Small Cap Growth Fund (one of the series constituting The Advisors' Inner Circle Fund II (the "Trust")), including the schedule of investments, as of July, 31, 2008, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period September 29, 2006 (commencement of operations) to July 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Perimeter Small Cap Growth Fund of The Advisors' Inner Circle Fund II at July, 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period September 29, 2006 (commencement of operations) to July 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
September 25, 2008

                      [This page intentionally left blank.]

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be

                                                                    TERM OF
                                        POSITION(S)                OFFICE AND
      NAME, ADDRESS,                     HELD WITH                 LENGTH OF
         AGE(1)                          THE TRUST                TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                         Chairman                 (Since 1991)
61 yrs. old                            of the Board
                                       of Trustees

--------------------------------------------------------------------------------
WILLIAM M. DORAN                         Trustee                  (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
68 yrs. old

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

"interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-968-4964. The following chart lists Trustees and Officers as of July 31, 2008.

                                                NUMBER OF FUNDS
                                                IN THE ADVISORS'
                                              INNER CIRCLE FUND II
          PRINCIPAL OCCUPATION(S)                 OVERSEEN BY                      OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                   BOARD MEMBER                   HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------------
Currently performs various                             29            Trustee of The Advisors' Inner Circle Fund,
services on behalf of SEI                                            Bishop Street Funds, SEI Asset Allocation
Investments for which                                                Trust, SEI Daily Income Trust, SEI Index Funds,
Mr. Nesher is compensated.                                           SEI Institutional International Trust, SEI
Executive Vice President                                             Institutional Investments Trust, SEI
of SEI Investments,                                                  Institutional Managed Trust, SEI Liquid Asset
1986-1994. Director and                                              Trust, SEI Tax Exempt Trust, SEI Opportunity
Executive Vice President of                                          Master Fund, L.P., SEI Opportunity Fund, L.P.,
the Administrator and the                                            SEI Global Master Fund, PLC, SEI Global Assets
Distributor, 1981-1994.                                              Fund, PLC, SEI Global Investments Fund, PLC,
                                                                     SEI Investments Global, Limited, SEI
                                                                     Investments Global Fund Services, Limited, SEI
                                                                     Investments (Europe) Ltd., SEI Investments Unit
                                                                     Trust Management (UK) Limited and SEI Global
                                                                     Nominee Ltd.
---------------------------------------------------------------------------------------------------------------------
Self-employed Consultant since                         29            Director of SEI Investments Company and SEI
2003. Partner, Morgan, Lewis                                         Investments Distribution Co., SEI Investments
& Bockius LLP (law firm)                                             Global Fund Services Limited, SEI Investments
from 1976-2003, counsel to                                           Global Limited, Trustee of The Advisors' Inner
the Trust, SEI Investments,                                          Circle Fund, Bishop Street Funds, SEI Asset
the Administrator and the                                            Allocation Trust, SEI Daily Income Trust, SEI
Distributor. Director of SEI                                         Index Funds, SEI Institutional International
Investments since 1974;                                              Trust, SEI Institutional Investments Trust, SEI
Secretary of SEI Investments                                         Institutional Managed Trust, SEI Liquid Asset
since 1978.                                                          Trust, SEI Tax Exempt Trust, SEI Investments
                                                                     Global Fund Services Limited, SEI Investments
                                                                     Global, Limited, SEI Investments (Europe),
                                                                     Limited SEI Investments (Asia) Limited and SEI
                                                                     Asset Korea Co., Ltd.
---------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                        POSITION(S)               OFFICE AND
      NAME, ADDRESS,                     HELD WITH                LENGTH OF
         AGE(1)                          THE TRUST               TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                          Trustee                  (Since 1994)
77 yrs. old

--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.                  Trustee                  (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------
BETTY L. KRIKONIAN                       Trustee                  (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

                                                NUMBER OF FUNDS
                                                IN THE ADVISORS'
                                              INNER CIRCLE FUND II
          PRINCIPAL OCCUPATION(S)                 OVERSEEN BY                      OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                   BOARD MEMBER                   HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.                29            Trustee of The Advisors' Inner Circle Fund,
Partner, Dechert, September 1987-                                    Bishop Street Funds, SEI Asset Allocation
December 1993.                                                       Trust, SEI Daily Income Trust, SEI Index Funds,
                                                                     SEI Institutional International Trust, SEI
                                                                     Institutional Investments Trust, SEI
                                                                     Institutional Managed Trust, SEI Liquid Asset
                                                                     Trust, SEI Tax Exempt Trust and U.S. Charitable
                                                                     Gift Trust.

---------------------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                      29            Trustee, State Street Navigator Securities
Consultants, Inc. since April 1997. General                          Lending Trust, since 1995. Trustee of The
Partner, Teton Partners, L.P., June 1991-                            Advisors' Inner Circle Fund, Bishop Street
December 1996; Chief Financial Officer,                              Funds, SEI Asset Allocation Trust, SEI Daily
Nobel Partners, L.P., March 1991-                                    Income Trust, SEI Index Funds, SEI
December 1996; Treasurer and Clerk,                                  Institutional International Trust, SEI
Peak Asset Management, Inc., since 1991.                             Institutional Investments Trust, SEI
                                                                     Institutional Managed Trust, SEI Liquid Asset
                                                                     Trust, SEI Tax Exempt Trust, SEI Opportunity
                                                                     Master Fund, L.P., and SEI Opportunity Fund,
                                                                     L.P.

---------------------------------------------------------------------------------------------------------------------

Self-employed Legal and Financial                      29            Trustee of The Advisors' Inner Circle Fund and
Services Consultant since 2003.                                      Bishop Street Funds.
Counsel to State Street Bank Global
Securities and Cash Operations
from 1995 to 2003.

---------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                       POSITION(S)                OFFICE AND
     NAME, ADDRESS,                     HELD WITH                 LENGTH OF
         AGE(1)                         THE TRUST                TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

CHARLES E. CARLBOM                       Trustee                  (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                      Trustee                  (Since 2005)
66 yrs. old

--------------------------------------------------------------------------------
JOHN K. DARR                             Trustee                  (Since 2008)
63 yrs. old

--------------------------------------------------------------------------------
OFFICERS
--------

PHILIP T. MASTERSON                     President                 (Since 2008)
44 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                     Controller and Chief           (Since 2005)
47 yrs. old                         Financial Officer

--------------------------------------------------------------------------------
JOSEPH GALLO                          Vice President              (Since 2007)
35 yrs. old                           and Secretary

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

                                                NUMBER OF FUNDS
                                                IN THE ADVISORS'
                                              INNER CIRCLE FUND II
          PRINCIPAL OCCUPATION(S)                 OVERSEEN BY                      OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                   BOARD MEMBER                   HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------------
Self-employed Business Consultant,                     29            Trustee of The Advisors' Inner Circle Fund,
Business Project Inc. since 1997.                                    Bishop Street Funds. Oregon Trust Co. and O.T.
CEO and President, United Grocers                                    Logistics, Inc.
Inc. from 1997 to 2000
---------------------------------------------------------------------------------------------------------------------
Retired.                                               29            Director, Federal Agricultural Mortgage
                                                                     Corporation. Trustee of The Advisors' Inner
                                                                     Circle Fund and Bishop Street Funds.
---------------------------------------------------------------------------------------------------------------------
CEO, Office of Finance, FHL Banks,                    N/A            Trustee of The Advisors' Inner Circle Fund and
from 1992 to 2007                                                    Bishop Street Funds. Director of Federal Home
                                                                     Loan Bank of Pittsburgh and Manna, Inc.
---------------------------------------------------------------------------------------------------------------------

Managing Director of SEI Investments                  N/A                                  N/A
since 2006. Vice President and Assistant
Secretary of the Administrator from
2004 to 2006. General Counsel of Citco
Mutual Fund Services from 2003 to
2004. Vice President and Associate
Counsel for the Oppenheimer Funds
from 2001 to 2003.
---------------------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund                       N/A                                  N/A
Accounting since July 2005. Manager,
SEI Investments AVP from April 1995
to Febuary 1998 and November 1998
to July 2005.
---------------------------------------------------------------------------------------------------------------------
Attorney for SEI Investments since 2007.              N/A                                  N/A
Associate Counsel at ICMA-RC from
2004 to 2007. Assistant Secretary of The
VantageTrust Company in 2007. Assistant
Secretary of The Vantagepoint Funds
from 2006 to 2007. Investigator, U.S.
Department of Labor from 2002 to 2004.
---------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                        POSITION(S)                OFFICE AND
      NAME, ADDRESS,                     HELD WITH                 LENGTH OF
         AGE(1)                          THE TRUST                TIME SERVED
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------

CAROLYN MEAD                        Vice President and            (Since 2007)
51 yrs. old                        Assistant Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                        Vice President and            (Since 2004)
39 yrs. old                        Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                    Vice President and            (Since 2000)
40 yrs. old                        Assistant Secretary

--------------------------------------------------------------------------------
RUSSELL EMERY                        Chief Compliance             (Since 2006)
45 yrs. old                              Officer

--------------------------------------------------------------------------------
ANDREW S. DECKER                       AML Officer                (Since 2008)
44 yrs. old

--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

                                                               NUMBER OF FUNDS
                                                               IN THE ADVISORS'         OTHER
                                                             INNER CIRCLE FUND II   DIRECTORSHIPS
                  PRINCIPAL OCCUPATION(S)                        OVERSEEN BY           HELD BY
                    DURING PAST 5 YEARS                          BOARD MEMBER       BOARD MEMBER
--------------------------------------------------------------------------------------------------
Counsel at SEI Investments since 2007. Associate at                   N/A                N/A
Stradley, Ronon, Stevens & Young from 2004 to 2007.
Counsel at ING Variable Annuities from 1999 to 2002.
--------------------------------------------------------------------------------------------------
Employed by SEI Investments Company since 2004. Vice                  N/A                N/A
President, Deutsche Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President, ING Variable
Annuities Group from 1999-2000.
--------------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant Secretary of            N/A                N/A
SEI Investments Global Funds Services since 1999;
Associate, Dechert (law firm) from 1997-1999; Associate,
Richter, Miller & Finn (law firm) from 1994-1997.
--------------------------------------------------------------------------------------------------
Director of Investment Product Management and                         N/A                N/A
Development at SEI Investments since February 2003.
Senior Investment Analyst, Equity team at SEI
Investments from March 2000 to February 2003.
--------------------------------------------------------------------------------------------------
Compliance Officer and Product Manager of SEI                         N/A                N/A
Investments since 2005. Vice President of Old Mutual
Capital from 2000 to 2005
--------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
                                   02/01/08    07/31/08     RATIOS      PERIOD*
--------------------------------------------------------------------------------
INVESTOR SHARES

ACTUAL FUND RETURN                  $1,000    $  995.20      1.21%       $6.00
HYPOTHETICAL 5% RETURN               1,000     1,018.85      1.21         6.07
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES

ACTUAL FUND RETURN                   1,000       996.20      1.06         5.26
HYPOTHETICAL 5% RETURN               1,000     1,019.59      1.06         5.32
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                          QUALIFYING                                FOREIGN INVESTORS
 LONG TERM       ORDINARY                FOR CORPORATE   QUALIFYING       U.S.          INTEREST         SHORT-TERM
CAPITAL GAIN      INCOME                DIVIDENDS REC.    DIVIDEND     GOVERNMENT        RELATED        CAPITAL GAIN
DISTRIBUTION   DISTRIBUTION    TOTAL     DEDUCTION(1)     INCOME(2)   INTEREST(3)      DIVIDEND(4)      DIVIDENDS(5)
------------   ------------   -------   --------------   ----------   -----------   -----------------   ------------
    0.00%         100.00%     100.00%        0.00%          0.00%        0.00%            0.00%            100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF ""QUALIFYING DIVIDEND INCOME"" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND II-PERIMETER SMALL CAP GROWTH FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2008.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF ""QUALIFYING SHORT-TERM CAPITAL GAIN"" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2008.

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

                                    ADVISER:
                        Perimeter Capital Management, LLC
                             Five Concourse Parkway
                                   Suite 2725
                                Atlanta, GA 30328

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

PCM-AR-001-0200

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.     Principal Accountant Fees and Services.

         Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2008                                                   2007
--------------------- ----------------------------------------------------- -----------------------------------------------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $375,240            N/A               N/A             $93,050             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related       N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees (2)        N/A             $11,000             N/A               N/A               N/A               N/A

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) Tax fees for the year ended July 31, 2008 are comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2008             2007
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0.00%             0.00%

                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Tax Fees                          0.00%             0.00%
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                All Other Fees                    0.00%             0.00%

                ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and rendered to the Trust's investment advisers and any entity controlling, controlled by, or under common control with the advisers that provides ongoing services to the Trust, and billed by E&Y for the last two fiscal years were $11,000 and $0 for 2008 and 2007, respectively. For the year ended July 31, 2008 , these non-audit services were comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        The Advisors' Inner Circle Fund II


By (Signature and Title)*           /s/ Philip T. Masterson
                                    --------------------------------------
                                    Philip T. Masterson
                                    President

Date: October 7, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Philip T. Masterson
                                    --------------------------------------
                                    Philip T. Masterson
                                    President


Date: October 7, 2008


By (Signature and Title)*           /s/ Michael Lawson
                                    --------------------------------------
                                    Michael Lawson
                                    Controller and Chief Financial Officer

Date: October 7, 2008

* Print the name and title of each signing officer under his or her signature.